Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions			3 Months Ended			6 Months Ended
	May 21, 2025 CAD ($)	May 21, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 CAD ($)
Disclosure of financial assets [line items]
Net realized gains (losses)			$ (282)		$ (66)	$ (1,202)		$ (60)
Other Disposals Of Assets [Member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (247)	$ (178)
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			(285)		(69)	(1,196)		(69)
Debt securities at amortized cost [member] | Restructuring Provision [Member] | U.S. Retail [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			284	$ 199		1,207	$ 848
Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			$ 3		$ 3	$ (6)		$ 9